Amount Due From/To Related Parties (Tables)	12 Months Ended
Dec. 31, 2022
Amount Due From/To Related Parties [Abstract]
Schedule of due from related parties
	2022	2021
	USD	USD
(a) Affiliated companies:
Du – UAE	32,234	339,767
Mobily – KSA	207,028	261,670
	239,262	601,437

(b) Due from related parties
Elias Habib (shareholder)	-	65,472
Vistas Media Acquisition Group	-	1,000,000
	239,262	1,666,909

Due to shareholders and related parties
	2022	2021
	USD	USD
(a) Due to shareholders
Edgard Maroun	232,429	365,847
MEVP Holding SAL	-	250,000
Elias Habib	162,354	-
Omar Sukarieh	-	30,000
Choucri Khairallah	-	75,000
Maher Khawkhaji	100,236	-
	495,019	720,847

(b) Due to a related party
MBC FZ LLC	1,941,289	1,350,000
	2,436,308	2,070,847

Schedule of statement of comprehensive income
	2022	2021
	USD	USD

Fair value movement on convertible notes (note 27)	-	(453,331)
Interest on convertible loans (note 27)	(322,748)	(1,836,468)
Interest on working capital loans (note 27)	(88,757)	(221,372)
Consultancy fees paid to Shuaa	-	(3,100,000)
Revenues from Du and Mobily	1,248,248	1,445,268
Fees paid to Du and Mobily (cost of revenue)	(305,394)	(577,674)

Schedule of compensation of key management personnel of the group
	2022	2021
	USD	USD

Short term employee benefits	1,926,641	1,088,027
Post-employment pension and medical benefits	34,535	30,939
Termination benefits	48,747	1,830
Share-based payment transactions	109,800	105,069
Total compensation of key management personnel of the Group	2,119,723	1,225,865